March 31, 2009

Alternative Strategies Mutual Fund (the “Fund”)
a series of Trust for Professional Managers (the “Trust”)

Supplement to the
Prospectus dated October 14, 2008,
as supplemented October 24, 2008 and November 19, 2008

Effective March 31, 2009, Adagio Capital Management, LLC (“Adagio”) has been acquired by Dunham & Associates Investment Counsel, Inc. (“DAIC”).  Under the Investment Company Act of 1940, as amended, the acquisition of Adagio by DAIC results in the assignment and automatic termination of the sub-advisory agreement between the Adviser and Adagio.  Accordingly, the Adviser has entered into a sub-advisory agreement with DAIC, effective March 31, 2009, which incorporates the same terms and conditions included in the terminated agreement with Adagio.  The sub-advisory agreement with DAIC was approved by the Trust’s Board of Trustees in accordance with an exemptive order granted to the Fund by the Securities and Exchange Commission effective as of October 15, 2008.  All references to Adagio are hereby removed from the Prospectus.  Additionally, the following sections of the Prospectus are revised to add the following disclosure relating to the addition of DAIC as a Sub-Adviser of the Fund:

Page B-12 - “Management of the Fund - The Sub-Advisers”

Dunham & Associates Investment Counsel, Inc.
The Adviser has entered into a sub-advisory agreement with Dunham & Associates Investment Counsel, Inc. (“DAIC”) to manage a portion of the Fund’s assets using the international strategy.  DAIC is located at 10251 Vista Sorrento Parkway, Suite 200, San Diego, CA 92121, and is a registered investment adviser. DAIC is also a registered broker-dealer under the Securities Exchange Act of 1934, as amended.  DAIC is wholly owned by Dunham & Associates Holdings, Inc. (“Dunham Holdings”).  Jeffrey Dunham owns a controlling 95% interest in Dunham Holdings which represents 100% of the voting shares of Dunham Holdings.  DAIC, which was founded in 1985, offers investment advisory services to pension plans, pooled investment vehicles, high-net worth individuals and mutual funds. As of February 28, 2009, DAIC managed over $670 million in individual separate accounts assets and in DAIC sponsored mutual funds.

Page B-13 - “Management of the Fund - Portfolio Managers and Sub-Advisers”

Dunham & Associates Investment Counsel, Inc.
David Holmes and Scott Albright are the co-Portfolio Managers primarily responsible for the day-to-day management of the segment of the Fund’s assets managed by DAIC.  Mr. Holmes is Chief Investment Officer, and has been registered with DAIC since February 25, 2009.  Prior to joining DAIC, Mr. Holmes served as President and Chief Investment Officer of Adagio Capital Management, LLC (“Adagio”) and Adagio Trust Company from 2000 to February 2009.  While at Adagio, Mr. Holmes served as the Fund’s principal portfolio manager.  Mr. Holmes was a Vice President/Portfolio Manager for the Whittier Trust Company, an independent investment management company, from 1995 to 2000.  Mr. Albright is Senior Analyst/Portfolio Manager, and has been registered with DAIC since February 25, 2009.  Prior to joining the firm DAIC, Mr. Albright was employed at Adagio Trust Company and its wholly owned subsidiary Adagio Capital Management from November 1, 2004 to December 31, 2008 as an Investment Analyst and VP Portfolio Manager.  From mid-2003 to November 2004, Mr. Albright was an associate at Albright Persing & Associates, a Reno headquartered Public Accounting Firm.

Please retain this Supplement with your Prospectus for future reference.

The date of this Prospectus Supplement is March 31, 2009.

March 31, 2009

Alternative Strategies Mutual Fund
a series of Trust for Professional Managers (the “Trust”)

Supplement to the
Statement of Additional Information (“SAI”) dated October 14, 2008, as supplemented October 24, 2008 and March 3, 2009

Effective March 31, 2009, Adagio Capital Management, LLC (“Adagio”) has been acquired by Dunham & Associates Investment Counsel, Inc. (“DAIC”).  Under the Investment Company Act of 1940, as amended, the acquisition of Adagio by DAIC results in the assignment and automatic termination of the sub-advisory agreement between the Adviser and Adagio.  Accordingly, the Adviser has entered into a sub-advisory agreement with DAIC, effective March 31, 2009, which incorporates the same terms and conditions included in the terminated agreement with Adagio.  The sub-advisory agreement with DAIC was approved by the Trust’s Board of Trustees in accordance with an exemptive order granted to the Fund by the Securities and Exchange Commission effective as of October 15, 2008.  All references to Adagio are hereby removed from the SAI.  Additionally, the following sections of the SAI are revised to add the following disclosure relating to the addition of DAIC as a Sub-Adviser of the Fund:

Page B-27 – “Management of the Fund – Sub-Advisers”

Dunham & Associates Investment Counsel, Inc.
The Adviser has entered into a sub-advisory agreement with Dunham & Associates Investment Counsel, Inc. (“DAIC”) to manage a portion of the Fund’s assets using the international strategy.  DAIC is located at 10251 Vista Sorrento Parkway, Suite 200, San Diego, CA 92121, and is a registered investment adviser. DAIC is also a registered broker-dealer under the Securities Exchange Act of 1934, as amended.  DAIC is wholly owned by Dunham & Associates Holdings, Inc. (“Dunham Holdings”).  Jeffrey Dunham owns a controlling 95% interest in Dunham Holdings which represents 100% of the voting shares of Dunham Holdings.  DAIC, which was founded in 1985, offers investment advisory services to pension plans, pooled investment vehicles, high-net worth individuals and mutual funds. As of February 28, 2009, DAIC managed over $670 million in individual separate accounts assets and in DAIC sponsored mutual funds.

Page B-29 – “Management of the Fund – Portfolio Managers”

Dunham & Associates Investment Counsel, Inc.
David Holmes and Scott Albright are the co-Portfolio Managers primarily responsible for the day-to-day management of the segment of the Fund’s assets managed by DAIC.  Mr. Holmes is Chief Investment Officer, and has been registered with DAIC since February 25, 2009.  Prior to joining DAIC, Mr. Holmes served as President and Chief Investment Officer of Adagio Capital Management, LLC (“Adagio”) and Adagio Trust Company from 2000 to February 2009.  While at Adagio, Mr. Holmes served as the Fund’s principal portfolio manager.  Mr. Holmes was a Vice President/Portfolio Manager for the Whittier Trust Company, an independent investment management company, from 1995 to 2000.  Mr. Albright is Senior Analyst/Portfolio Manager, and has been registered with DAIC since February 25, 2009.  Prior to joining the firm DAIC, Mr. Albright was employed at Adagio Trust Company and its wholly owned subsidiary Adagio Capital Management from November 1, 2004 to December 31, 2008 as an Investment Analyst and VP Portfolio Manager.  From mid-2003 to November 2004, Mr. Albright was an associate at Albright Persing & Associates, a Reno headquartered Public Accounting Firm.

Page B-31 – “Management of the Fund – Other Accounts Managed by the Portfolio Managers”

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

David Holmes (DAIC)	0	$0	0	$0	52	$62 million
Scott Albright (DAIC)	0	$0	0	$0	61	$19 million

Page B-31 – “Management of the Fund – Material Conflicts of Interest”

Dunham & Associates Investment Counsel, Inc.
DAIC may manage direct client accounts with investment strategies similar to that of the Fund.  Currently, DAIC, and its affiliates, manage approximately $81,000,000 in separate account assets of which 15% approximately is allocated in the same International ADR strategy as employed by the fund.  It is the policy of DAIC and the portfolio managers that no account or client is advantaged over any other client account in trading of securities.

To help prevent conflicts of interest, as well as the appearance of conflicts of interest, employees and registered personnel of Dunham, must abide by DAIC’s Code of Ethics (the “DAIC Code”). The DAIC Code imposes restrictions on the purchase or sale by access persons of securities for their own accounts and accounts in which he/she has a beneficial interest. Subject to the DAIC Code, certain employees of Dunham may recommend to clients the discretionary purchase or sale of securities in which Dunham’s employees may have a beneficial interest. The DAIC Code includes preclearance of personal trades, blackout restrictions, and reporting requirements under Rule 17j-1 of the 1940 Act. In addition, the DAIC Code limits employees’ ability to invest in Initial Public Offerings and Private Placements by requiring the preapproval of DAIC’s Chief Compliance Officer. In addition, all Dunham access persons must certify annually to the DAIC Code and Dunham’s policy on insider trading.

Page B-32 – Management of the Fund – Portfolio Managers’ Compensation”

Dunham & Associates Investment Counsel, Inc.
DAIC’s compensation package for its portfolio managers is comprised of a base salary and eligibility to participate in the company’s discretionary bonus plan.   The bonus is based upon the overall profitability of the company through its various products.

In addition to the base salary and potential bonus compensation, DAIC has a number of benefits and deferred compensation programs for all of its employees, including the portfolio managers.  The portfolio managers have no benefits or deferred compensation that is tied to their performance as the Fund’s portfolio managers.

Please retain this Supplement with your SAI for future reference.

The date of this Supplement is March 31, 2009.